Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting
Segment Reporting

Note 20 – Segment Reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	2022			2021
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$982.1	$333.6	$1,315.7	$1,090.5	$209.5	$1,300.0

Expenses
Costs of sales	$160.3	$16.6	$176.9	$166.6	$11.7	$178.3
Depletion and depreciation	217.6	68.0	285.6	239.5	57.9	297.4
Segment gross profit	$604.2	$249.0	$853.2	$684.4	$139.9	$824.3

A reconciliation of total segment gross profit to consolidated net income before income taxes is presented below:

	2022	2021
Total segment gross profit	$853.2	$824.3

Other operating expenses (income)
General and administrative expenses	$22.5	$19.6
Share-based compensation expense	10.1	11.2
Impairment reversals	-	(68.0)
Gain on sale of gold bullion	(0.7)	(1.4)
Depreciation	0.6	2.2
Foreign exchange (gain) loss and other (income) expenses	(3.6)	3.0
Income before finance items and income taxes	$824.3	$857.7

Finance items
Finance income	$12.6	$3.7
Finance expenses	(3.2)	(3.6)
Net income before income taxes	$833.7	$857.8

Revenues earned during the years ended December 31, 2022 and 2021 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest:

	2022	2021
Latin America
Peru	$186.0	$228.2
Chile	128.8	116.5
Panama	223.3	235.0
Brazil	40.7	59.4
Other	81.0	90.1
United States	327.5	270.3
Canada	205.9	186.9
Rest of World	122.5	113.6
	$1,315.7	$1,300.0

For the year ended December 31, 2022, two interests generated 17% and 10%, respectively, of the Company’s revenue, totaling $349.1 million. Comparatively, for the year ended December 31, 2021, one interest generated revenue of 18%, totaling $235.0 million of revenue.

Royalty, stream and working interests as at December 31, 2022 and 2021 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2022	2021
Latin America
Panama	$1,219.7	$1,268.0
Peru	769.6	844.2
Brazil	476.1	519.2
Chile	469.0	460.1
Other	138.8	150.4
United States	1,143.3	1,188.3
Canada	542.6	515.8
Rest of World	168.4	203.3
	$4,927.5	$5,149.3

Investments of $227.2 million (2021 – Investments and a loan receivable of $275.6 million) are held in Canada. Energy well equipment, included in other non-current assets, of $5.6 million (2021 - $5.4 million) is located in Canada.